Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Elm Market Navigator ETF
Shareholder Report [Line Items]
Fund Name	Elm Market Navigator ETF
Class Name	Elm Market Navigator ETF
Trading Symbol	ELM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elm Market Navigator ETF for the period of February 10, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.elmfunds.com/elm-market-navigator-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	http://www.elmfunds.com/elm-market-navigator-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Elm Market Navigator ETF	$13	0.20%
[1]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Elm Market Navigator ETF delivered performance of 9.29% (NAV) since inception through September 30, 2025 and a six-month return of 11.42%. Performance from January 1, 2025 through September 30, 2025 was 12.28% (NAV), which includes performance of the legacy portfolio prior to the commencement of the ETF on February 10, 2025.
The first half of 2025 showcased Dynamic Index Investing’s responsiveness. ELM entered the year with reduced equity exposure, which proved fortuitous ahead of Liberation Day and the sharp global equity selloffs driven by trade and inflation concerns. Following the market turbulence, ELM’s rules-based approach increased equity exposure as markets stabilized and reversed, with allocations rising substantially through Q2. In stark contrast, Q3 demonstrated the strategy’s discipline during calm markets—virtually no material changes occurred to US equity, non-US equity, or fixed income weights throughout the quarter, avoiding unnecessary trading when conditions remained stable. This combination of responsiveness when needed and stability when appropriate illustrates how Dynamic Index Investing navigates varying market environments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/10/2025)
Elm Market Navigator ETF NAV	9.29
Bloomberg U.S. Aggregate Bond Index	5.18
Dow Jones Moderate Portfolio Index	9.18
MSCI AC World Index IMI Net	13.92
S&P Target Risk Growth Index (TR)	10.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.elmfunds.com/elm-market-navigator-etf for more recent performance information.
Net Assets	$ 473,830,213
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 525,184
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$473,830,213
Number of Holdings	17
Net Advisory Fee	$525,184
Portfolio Turnover	99%
30-Day SEC Yield	2.36%
30-Day SEC Yield Unsubsidized	2.34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Security Type	(% of net assets)
Exchange Traded Funds	99.6%
Investments Purchased with Proceeds from Securities Lending	5.7%
Money Market Funds	0.4%
Cash & Other	-5.7%

Top 10 Issuers	(% of net assets)
Vanguard Total Stock Market ETF	22.1%
Vanguard FTSE Emerging Markets ETF	19.9%
Schwab US TIPS ETF	17.1%
Vanguard FTSE Pacific ETF	7.7%
iShares Core MSCI Europe ETF	7.3%
JPMorgan BetaBuilders Europe ETF	6.2%
First American Government Obligations Fund	6.1%
iShares 0-3 Month Treasury Bond ETF	4.2%
Vanguard Total Bond Market ETF	2.9%
Schwab US Broad Market ETF	2.5%

Updated Prospectus Web Address	http://www.elmfunds.com/elm-market-navigator-etf

[1]
*	Annualized